Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' equity
Summary of share capital

	2021	2020	2019
	Shares in	Shares in	Shares in
	thousands	thousands	thousands
Issued as of 01 January	163,915	150,903	149,063
Capital increase (cash contribution)	11,497	11,478	—
Exercise of share purchase rights	1,196	1,534	1,840
Issued as of 31 December	176,608	163,915	150,903